Commitments and Contingencies - Summary of Breakdown of Outstanding Amounts by Country and Local Currency between Independent Dealers and Distributors with Third Party Finance Companies (Detail) - CAD ($)
$ in Millions
	Jan. 31, 2024	Jan. 31, 2023
Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 3,469.2	$ 2,674.0
United States [member] | United States of America, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	1,877.6	1,480.6
Canada [member] | Canada, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	727.1	472.1
Europe [Member] | Euro Member Countries, Euro
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	66.1	63.3
Australia and new zealand [member] | Australia, Dollars
Disclosure of outstanding financing between dealers and distributors with third party finance companies [line items]
Outstanding amounts	$ 150.1	$ 145.0